REVENUES	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue [Abstract]
REVENUES
NOTE 12:	REVENUES

	Year ended December 31
	2025	2024	2023
	USD thousands

Programmatic	340,627	324,466	299,005
Performance	24,153	41,011	32,988

	364,780	365,477	331,993

For the year ending December 31, 2025, two buyers represent 12.1% and 11.3% of revenue. For the year ended December 31, 2024, one buyer represents 11.5% of revenue. For the year ending December 31, 2023, no individual buyer accounted for more than 10% of revenue.